Note 8 - Long-term Debt and Revolving Lines of Credit (Details Textual) - USD ($)				1 Months Ended										2 Months Ended	3 Months Ended	12 Months Ended			21 Months Ended
	Dec. 06, 2018	Sep. 08, 2017	Aug. 18, 2014	Dec. 05, 2018	Apr. 30, 2018	Sep. 30, 2017	May 31, 2017	Mar. 31, 2017	Nov. 30, 2016	Apr. 30, 2016	Jan. 31, 2016	Nov. 30, 2015	Aug. 31, 2014	Jan. 31, 2019	Jan. 31, 2018	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Sep. 30, 2017	Oct. 09, 2018	Oct. 02, 2017	Aug. 24, 2017	Jul. 31, 2017
Line of Credit Facility, Maximum Borrowing Capacity																				$ 1,500,000
Gain (Loss) on Extinguishment of Debt, Total				$ (16,395,000)													$ (5,161,065)	$ (643,876)
Long-term Debt, Gross														357,000,000		$ 175,845,050	161,179,150
Preferred Stock, Dividend Rate, Percentage	0.00%															13.50%
Debt Instrument, Unamortized Premium, Total																$ 539,535	$ 327,473
Common Stock, Shares, Issued, Total	28,847,707													28,847,707		7,576,289	7,576,289
Share-based Payment Arrangement, Expense																$ 280,632	$ 362,345	109,424
Amortization of Debt Discount (Premium)
Debt Prepayment Penalty																	1,440,000
Long-term Debt, Total														337,829,000		$ 173,470,065	156,984,830
Senior Secured Notes [Member]
Debt Instrument, Interest Rate, Stated Percentage			10.375%													10.375%
Proceeds from Issuance of Debt			$ 140,000,000		$ 15,000,000				$ 40,000,000				$ 140,000,000
Repayments of Debt						$ 3,000,000	$ 2,807,000	$ 3,000,000		$ 10,000,000	$ 7,665,000					$ 0			$ 26,000,000
Repayments of Debt, Principal						3,045,000	2,975,000	3,090,000		10,150,000	7,205,100
Repayments of Debt Interest						24,000	$ 54,000	$ 5,000		$ 164,000	$ 292,000
Gain (Loss) on Repurchase of Debt Instrument																	303,420
Gain (Loss) on Extinguishment of Debt, Total																	260,380
Long-term Debt, Gross					$ 15,600,000											0	1,266,000
Debt Instrument, Premium Percent					104.00%
Debt Instrument, Unamortized Premium, Total					$ 600,000
New Senior Secured Notes [Member]
Debt Instrument, Interest Rate, Stated Percentage																						10.375%
Proceeds from Issuance of Debt					15,000,000
Long-term Debt, Gross					$ 15,600,000											167,553,000	151,287,000
Debt Instrument, Premium Percent					104.00%
Debt Instrument, Unamortized Premium, Total					$ 600,000
Long-term Debt, Total																167,600,000
Unsecured Debt [Member]
Debt Instrument, Interest Rate, Stated Percentage			12.00%
Proceeds from Issuance of Unsecured Debt			$ 30,000,000
Common Stock, Shares, Issued, Total			1,000,000
Share-based Payment Arrangement, Expense			$ 2,478,602
Amortization of Debt Discount (Premium)																	275,400	$ 330,480
Seller Notes [Member]
Long-term Debt, Gross																8,292,050	8,626,150
Senior Note Exchange September 8, 2017 [Member] | Unsecured Debt [Member]
Unsecured Debt, Accrued Interest		$ 210,000
Debt Prepayment Penalty		1,440,000
Debt Instrument, Unamortized Discount, Write-down		1,473,392
Debt Instrument, Unamortized Fees, Write-down		1,712,194
Accumulated Amortization, Debt Issuance Costs		$ 1,088,806
Camfaud Note [Member] | Seller Notes [Member]
Debt Instrument, Interest Rate, Stated Percentage									5.00%
Long-term Debt, Total									$ 6,221,000
Reilly Note [Member] | Seller Notes [Member]
Debt Instrument, Interest Rate, Stated Percentage																							5.00%
Long-term Debt, Total																							$ 1,941,150
Revolving Credit Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity			$ 30,000,000			$ 65,000,000						$ 35,000,000				65,000,000			$ 65,000,000
Long-term Line of Credit, Total																$ 48,735,228	$ 44,597,240
Revolving Credit Facility [Member] | Average Excess Availability, Tranche One [Member]
Line of Credit Facility, Quarterly Average Excess Availability, Percent												66.67%				66.67%
Revolving Credit Facility [Member] | Average Excess Availability, Tranche Two [Member] | Maximum [Member]
Line of Credit Facility, Quarterly Average Excess Availability, Percent																66.67%
Revolving Credit Facility [Member] | Average Excess Availability, Tranche Two [Member] | Minimum [Member]
Line of Credit Facility, Quarterly Average Excess Availability, Percent																33.33%
Revolving Credit Facility [Member] | Average Excess Availability, Tranche Three [Member]
Line of Credit Facility, Quarterly Average Excess Availability, Percent																33.33%
Revolving Credit Facility [Member] | Transferred From the Revolver Balance to a 3-month Line of Credit [Member]
Long-term Line of Credit, Total																					$ 35,000,000
Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member] | Average Excess Availability, Tranche One [Member]
Debt Instrument, Basis Spread on Variable Rate						2.00%						2.25%				2.00%
Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member] | Average Excess Availability, Tranche Two [Member]
Debt Instrument, Basis Spread on Variable Rate												2.50%				2.25%
Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member] | Average Excess Availability, Tranche Two [Member] | Maximum [Member]
Line of Credit Facility, Quarterly Average Excess Availability, Percent												66.67%
Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member] | Average Excess Availability, Tranche Two [Member] | Minimum [Member]
Line of Credit Facility, Quarterly Average Excess Availability, Percent												33.33%
Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member] | Average Excess Availability, Tranche Three [Member]
Debt Instrument, Basis Spread on Variable Rate												2.75%				2.50%
Line of Credit Facility, Quarterly Average Excess Availability, Percent												33.33%
Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member] | Transferred From the Revolver Balance to a 3-month Line of Credit [Member]
Debt Instrument, Interest Rate, Stated Percentage																	3.56%
The UK Revolver [Member]
Line of Credit Facility, Maximum Borrowing Capacity									$ 28,000,000
Debt Instrument, Basis Spread on Variable Rate									2.00%
Long-term Line of Credit, Total																$ 14,251,734	$ 21,291,631
Accumulated Amortization, Debt Issuance Costs																$ 156,714	$ 210,699
The UK Revolver [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate									2.00%